EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2016
EARNINGS PER SHARE
Schedule of computation of basic and diluted earnings per share

	Year Ended December 31,
	2014	2015	2016
Net income attributable to ordinary shareholders — basic	307,348	436,600	804,615

Net income attributable to ordinary shareholders — diluted	307,348	436,600	804,615

Weighted average ordinary shares outstanding — basic	248,957,645	250,533,204	275,139,070
Incremental weighted-average ordinary shares from assumed exercise of share options and nonvested restricted stocks using the treasury stock method	4,046,559	5,570,963	7,750,424

Weighted average ordinary shares outstanding — diluted	253,004,204	256,104,167	282,889,494

Basic earnings per share	1.23	1.74	2.92

Diluted earnings per share	1.21	1.70	2.84

Schedule of outstanding securities excluded from the computation of diluted earnings per share
	Year Ended December 31,
	2014	2015	2016
Outstanding employee options and nonvested restricted stocks	293,512	—	—